Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Liberty Property Limited Partnership	Liberty Property Limited Partnership Non-Controlling Interest	Liberty Property Limited Partnership General Partner	Liberty Property Limited Partnership Limited Partner	Common shares	Common units Liberty Property Limited Partnership	Common units Liberty Property Limited Partnership General Partner	Common units Liberty Property Limited Partnership Limited Partner	COMMON SHARES OF BENEFICIAL INTEREST	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	DISTRIBUTIONS IN EXCESS OF NET INCOME	TOTAL LIBERTY PROPERTY TRUST SHAREHOLDERS’ EQUITY	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP	Non-Controlling Interest
Beginning Balance at Dec. 31, 2015	$ 3,030,254	$ 3,030,254	$ 3,919	$ 2,972,581	$ 53,754					$ 148	$ 3,669,627	$ (22,506)	$ (674,688)	$ 2,972,581	$ 53,754	$ 3,919
Common shares outstanding - Beginning Balance (shares) at Dec. 31, 2015						147,577,984
General Partner's units outstanding - Beginning Balance (shares) at Dec. 31, 2015								147,577,984
Limited Partners' units outstanding - Beginning Balance (shares) at Dec. 31, 2015									3,539,075
Increase (Decrease) in Stockholders' Equity
Net proceeds from the issuance of common shares	13,029										13,029			13,029
Net proceeds from the issuance of common shares (shares)						802,834
Net income	365,673	365,673	258	356,817	8,598								356,817	356,817	8,598	258
Distributions	(285,802)												(278,764)	(278,764)	(6,780)	(258)
Share-based compensation, net of tax withholdings	15,699										15,699			15,699
Contributions from partners		28,728		28,728
Contributions from partners (shares)								802,834
Distributions to partners		(285,802)	(258)	(278,764)	(6,780)
Other comprehensive (loss) income - foreign currency translation	(34,744)	(34,744)		(33,925)	(819)							(33,925)		(33,925)	(819)
Other comprehensive (loss) income - derivative instruments	410	410		400	10							400		400	10
Acquisition of noncontrolling interests	(700)	(700)	982	(1,682)							(1,682)			(1,682)		982
Redemption of noncontrolling interests – common units											132			132	(132)
Redemption of noncontrolling interests – common units (shares)						9,044		9,044
Redemption of limited partners common units for common shares				132	(132)
Redemption of limited partners common units for common shares (shares)									(9,044)
Share repurchase	(40,896)	(40,896)		(40,896)		$ (40,900)	$ (40,900)			(1)	(40,895)			(40,896)
Share repurchase (in shares)						(1,396,844)	(1,400,000)	(1,396,844)
Common shares outstanding - Ending Balance (shares) at Dec. 31, 2016						146,993,018
Limited Partners' units outstanding - Ending Balance (shares) at Dec. 31, 2016									3,530,031
General Partner's units outstanding - Ending Balance (shares) at Dec. 31, 2016								146,993,018
Ending Balance at Dec. 31, 2016	3,062,923	3,062,923	4,901	3,003,391	54,631					147	3,655,910	(56,031)	(596,635)	3,003,391	54,631	4,901
Noncontrolling interest - operating partnership (mezzanine) - Beginning of Period at Dec. 31, 2015	7,537	7,537
Increase (Decrease) in Limited Partners' Equity
Temporary equity, distributions	(472)	(472)
Temporary equity, net Income	472	472
Noncontrolling interest - operating partnership (mezzanine) - End of Period at Dec. 31, 2016	7,537	7,537
Increase (Decrease) in Stockholders' Equity
Net proceeds from the issuance of common shares	8,808										8,808			8,808
Net proceeds from the issuance of common shares (shares)						447,847
Net income	289,573	289,573	481	282,340	6,752								282,340	282,340	6,752	481
Distributions	(241,717)												(235,675)	(235,675)	(5,509)	(533)
Share-based compensation, net of tax withholdings	10,108										10,108			10,108
Contributions from partners		18,916		18,916
Contributions from partners (shares)								447,847
Distributions to partners		(241,717)	(533)	(235,675)	(5,509)
Other comprehensive (loss) income - foreign currency translation	18,066	18,066		17,643	423							17,643		17,643	423
Other comprehensive (loss) income - derivative instruments	$ 605	$ 605		591	14							591		591	14
Redemption of noncontrolling interests – common units											152			152	(152)
Redemption of noncontrolling interests – common units (shares)						9,826		9,826
Redemption of limited partners common units for common shares				152	(152)
Redemption of limited partners common units for common shares (shares)									(9,826)
Share repurchase (in shares)							0
Common shares outstanding - Ending Balance (shares) at Dec. 31, 2017	147,450,691					147,450,691
Limited Partners' units outstanding - Ending Balance (shares) at Dec. 31, 2017	3,520,205	3,520,205							3,520,205
General Partner's units outstanding - Ending Balance (shares) at Dec. 31, 2017		147,450,691						147,450,691
Ending Balance at Dec. 31, 2017	$ 3,148,366	$ 3,148,366	4,849	3,087,358	56,159					147	3,674,978	(37,797)	(549,970)	3,087,358	56,159	4,849
Increase (Decrease) in Limited Partners' Equity
Temporary equity, distributions	(472)	(472)
Temporary equity, net Income	472	472
Noncontrolling interest - operating partnership (mezzanine) - End of Period at Dec. 31, 2017	7,537	7,537
Increase (Decrease) in Stockholders' Equity
Net proceeds from the issuance of common shares	7,333									1	7,332			7,333
Net proceeds from the issuance of common shares (shares)						448,663
Net income	492,131	492,131	1,110	479,607	11,414								479,607	479,607	11,414	1,110
Distributions	(242,665)												(236,459)	(236,459)	(5,687)	(519)
Share-based compensation, net of tax withholdings	9,468										9,468			9,468
Contributions from partners		16,801		16,801
Contributions from partners (shares)								448,663
Distributions to partners		(242,665)	(519)	(236,459)	(5,687)
Other comprehensive (loss) income - foreign currency translation	(14,161)	(14,161)		(13,832)	(329)							(13,832)		(13,832)	(329)
Other comprehensive (loss) income - derivative instruments	$ (3,700)	$ (3,700)		(3,614)	(86)							(3,614)		(3,614)	(86)
Redemption of noncontrolling interests – common units (shares)						0
Redemption of limited partners common units for common shares (shares)									0
Share repurchase (in shares)						0
Common shares outstanding - Ending Balance (shares) at Dec. 31, 2018	147,899,354					147,899,354
Limited Partners' units outstanding - Ending Balance (shares) at Dec. 31, 2018	3,520,205	3,520,205							3,520,205
General Partner's units outstanding - Ending Balance (shares) at Dec. 31, 2018		147,899,354						147,899,354
Ending Balance at Dec. 31, 2018	$ 3,396,772	$ 3,396,772	$ 5,440	$ 3,329,861	$ 61,471					$ 148	$ 3,691,778	$ (55,243)	$ (306,822)	$ 3,329,861	$ 61,471	$ 5,440
Increase (Decrease) in Limited Partners' Equity
Temporary equity, distributions	(472)	(472)
Temporary equity, net Income	472	472
Noncontrolling interest - operating partnership (mezzanine) - End of Period at Dec. 31, 2018	$ 7,537	$ 7,537